SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Stock Based Compensation: Schedule of Fair Value of Warrants (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2020 $ / shares	Sep. 30, 2019 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Expected volatility			1.5034	1.7610
Expected dividends	$ 0.0000	$ 0.0000	$ 0.0000	$ 0.0000
Expected term		5 years		5 years
Risk free rate			0.0158	0.0265
Minimum
Expected volatility	1.4439	1.7610
Expected term	5 years		5 years
Risk free rate	0.0028	0.0158
Maximum
Expected volatility	1.8419	1.8511
Expected term	10 years		10 years
Risk free rate	0.0231	0.0277